SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	25 - 33
Computers and peripheral equipment	15 - 33
Office furniture	6 - 15
Leasehold improvements	By the shorter of term of the lease or the useful life of the asset

Schedule of Stock-Based Compensation Expense
The following table sets forth the total stock-based compensation expense resulting from stock options granted to employees included in the consolidated statements of operations, for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$222	$103	$95
Research and development	1,186	442	352
Sales and marketing	2,060	1,001	851
General and administrative	1,349	710	692

Total stock-based compensation expense	$4,817	$2,256	$1,990	nbsp

Schedule of Stock-Based Compensation Assumptions
The Company selected the binomial option pricing model as the most appropriate fair value method for its stock-based compensation awards with the following assumptions for the year ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010

Suboptimal exercise multiple	2.5-3.5	2.5-3.5	2.5-3.5
Risk free interest rate	0.15%-1.39%	0.11%-5.46%	0.25%-5.54%
Volatility	51%-66%	50%-53%	50%-52%
Dividend yield	0%	0%	0%